Accrued Expenses (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Payables and Accruals [Abstract]
Research and development	$ 9,700	$ 10,400
Professional fees	132,900	173,600	293,400
Interest on Promissory Notes		371,600
Accrued vacation	77,800	48,000	56,900
Litigation settlement, net	750,000
Other	50,600	55,900	44,300
Total	$ 1,021,000	$ 659,500	$ 394,600